Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 30, 2022	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	35.00%	35.00%	31.00%
VIEs, consolidated liabilities, percentage	39.00%	39.00%	54.00%
Cash generated from operating activities	¥ (463,926,000)	$ (67,263)	¥ (1,506,692,000)	¥ (522,988,000)
Cash used in investing activities	(8,931,000)	(1,296)	(117,603,000)	(89,504,000)
Cash generated from (used in) financing activities	(33,857,000)	$ (4,909)	952,000	2,797,421,000
Foreign Currency Exchange Rate, Translation						6.8972
Restricted bank deposits	10,231,000			170,000	$ 1,483
Impairment loss on long-lived assets	¥ 0		¥ 104,651,000	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB239,267 and RMB40,092 as of December 31, 2021 and 2022, respectively)	¥ 42,385,000		¥ 243,878,000		$ 6,145		¥ 243,878,000	¥ 596,307,000
Advertising costs	0		76,456,000	¥ 163,768,000
Foreign Exchange
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 169,696,000		555,219,000
Small-scale-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%	3.00%
Minimum | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Remaining lease terms	3 years				3 years
Maximum | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	13.00%	13.00%
VIEs
Summary Of Significant Accounting Policies [Line Items]
Cash generated from operating activities	¥ (135,866,000)		(137,607,000)	347,773,000
Cash used in investing activities	(14,510,000)		(61,413,000)	(85,788,000)
Cash generated from (used in) financing activities	65,400,000		18,400,000	(9,000,000)
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB239,267 and RMB40,092 as of December 31, 2021 and 2022, respectively)	40,092,000		239,267,000
VIEs | Minimum
Summary Of Significant Accounting Policies [Line Items]
VIE consolidated transaction amount			100,000
VIEs Excluding Inter-company Transactions
Summary Of Significant Accounting Policies [Line Items]
Cash generated from operating activities	50,755,000		581,190,000	685,530,000
Cash used in investing activities	9,510,000		59,413,000	85,788,000
Cash generated from (used in) financing activities	0		¥ 0	¥ (9,000,000)
Exclusive Call Option Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.000
Initial term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days	10 days
Exclusive Management Services and Business Cooperation Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Exclusive management services and business cooperation agreement term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10	10
Personalized Self-directed Learning Products | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 month	1 month
Personalized Self-directed Learning Products | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	2 months	2 months
Sales of Membership-based Premium Educational Content | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	15 days	15 days
Sales of Membership-based Premium Educational Content | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 year	1 year